Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 24, 2017	May 31, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Stock compensation expense recognized				$ 1,259,000	$ 2,170,000
Professional fees		$ 1,400,000
Providence Therapeutics, Inc [Member] | Research Collaboration and License Agreement [Member]
Related Party Transaction [Line Items]
Revenue related to amortization of upfront payment	$ 600,000			600,000	1,000,000
Accounts receivable, outstanding				$ 0	$ 0
Stock compensation expense recognized			$ 1,500,000